TRADE AND OTHER RECEIVABLES (Details Narrative)	12 Months Ended
Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Percentage of a pre-defined amount of capital investments	22.50%
Percentage of held ownership interest interest	100.00%
Corporacion Minerade Bolivia [member]
IfrsStatementLineItems [Line Items]
Percentage of held ownership interest interest	55.00%